Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Subsidiaries and Variable Interest Entity of Ninetowns

As of December 31, 2013, a summary of the subsidiaries of Ninetowns was as follows:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Ixworth Enterprises Limited	British Virgin Islands (“BVI”)	100%	Investment holding
Asia Pacific Logistics Limited	BVI	100%	Investment holding
Better Chance International Limited	BVI	100%	Investment holding
Beprecise Investments Limited	BVI	100%	Investment holding
Ample Spring Holdings Limited	BVI	70%	Inactive
New Take Limited	Hong Kong	100%	Investment holding
Shielder Limited	Hong Kong	100%	Investment holding
Ninetowns Land Group Limited	BVI	100%	Inactive
China Genotown Development Holding Limited	BVI	100%	Inactive
Ninetowns Organic Agricultural Holdings Limited	BVI	100%	Inactive
Beijing New Take Electronic Commerce Limited (“Beijing New Take”)	PRC	100%	Investment holding
Beijing Ninetowns Times Electronic Commerce Limited (“Beijing Ninetowns Times”)	PRC	100%	Investment holding
Beijing Ninetowns Ports Software and Technology Co., Ltd (“Beijing Ninetowns Ports”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Beijing Ninetowns Investment Co., Limited (“Beijing Ninetowns Investment”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services
Guangdong Ninetowns Technology Co., Ltd. (“Guangdong Ninetowns”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of software development services
Beijing Ninetowns Software Co., Ltd. (“Beijing Software”)	PRC	100%	Sale of enterprise software and provision of the related after-sales services, and provision of technical consulting services, real estate development
Dongguan Ninetowns Software Technology Co., Ltd. (“Dongguan Software”)	PRC	100%	Provision of enterprise software services
Dalian Aviation Changzheng Technology Development Co., Ltd. (“Dalian Changzheng”)	PRC	70%	Real estate development
Beijing Ronghe Zhihui Network Software Services Co., Ltd. (“Beijing Ronghe Zhihui”)	PRC	100%	Sale of enterprise software, provision of technical development services, and provision of technical consulting services
Huainan Ninetowns Suitable Estate Co., Ltd. (“Huainan Ninetowns”)	PRC	100%	Real estate development
Huainan Huacheng Estate Co. Ltd. (“Huainan Huacheng”)	PRC	100%	Real estate development

As of December 31, 2013, the Company consolidates the following VIE and its consolidated subsidiaries:

Name of entity	Place of incorporation/ establishment	Effective ownership interest	Principal activities
Beijing Ronghe Tongshang Network Technology Limited (“Ronghe Tongshang”)	PRC	100%	Investment holding
Beijing Ninetowns Sky Eco-agriculture Co., Ltd. (“Beijing Sky”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Sale of dietary products, daily necessities, home appliances and crop cultivation
Beijing Huaixiang Modern Agriculture Technology Co., Ltd., (“Huaixiang Modern Agriculture”) (a wholly-owned subsidiary of Beijing Sky)	PRC	100%	Crop and seedling cultivation, agricultural technology development, technical services and consulting, landscape design, sale of fresh fruits and vegetables
Beijing Ronghe Tongshang Electronic Business Co., Ltd. (“Beijing Ronghe Dianzi”) (a wholly-owned subsidiary of Ronghe Tongshang)	PRC	100%	Cultivation and sale of crops and technical consultation and services related to agricultural sales

Variable Interest Entity, Primary Beneficiary [Member]
Summary of Financial Positions for Variable Interest Entity

Financial positions and operating results for the VIE are summarized below:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Total assets	38,442	49,605	8,194
Total liabilities (consisting primarily of other current liabilities)	(20,946)	(29,972)	(4,951)

Summary of Operating Results for Variable Interest Entity

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Total net revenues	8,239	22,851	45,055	7,443
Total net loss	(19,048)	(7,565)	(11,695)	(1,932)